PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS A, Y AND INVESTOR CLASS SHARES OF THE FUND LISTED BELOW:

AIM TAX-EXEMPT CASH FUND


PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

While AIM Tax-Exempt Cash Fund (the "Fund") has not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Fund will be able to do so. Therefore, the Board of Trustees of the Fund has determined that the Fund will apply to participate in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize the credit markets by discouraging substantial redemptions in money market funds. The Fund's participation in the Program is not certain until its agreement is reviewed and accepted by the Treasury Department, which is expected to take up to 14 days.

Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share covered by the Program, in the event that the Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Fund as of the close of business on September 19, 2008. A participating Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Fund to liquidate. Upon declaration of a Guarantee Event, the Fund will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Fund paid to the Treasury a fee in the amount of 0.01% of the Fund's net asset value as of September 19, 2008. The Fund will bear this expense without regard to any expense limitation currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 19, 2009. If the Treasury extends the Program, the Fund will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Fund are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 2 and 3 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      INVESTOR
(fees paid directly from your investment)                             CLASS A                  CLASS Y                  CLASS
------------------------------------------------------------- ----------------------- ------------------------ ---------------------
Maximum Sales Charge (Load) Imposed on Purchases                        None                     None                   None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever is less)                              None                     None                   None
------------------------------------------------------------- ----------------------- ------------------------ ---------------------

ANNUAL FUND OPERATING EXPENSES(1)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      INVESTOR
(expenses that are deducted from fund assets)                         CLASS A                  CLASS Y(2)               CLASS
------------------------------------------------------------- ----------------------- ------------------------ ---------------------
Management Fees                                                         0.35%                    0.35%                  0.35%
Distribution and/or Service (12b-1) Fees                                0.25                     None                   None
Other Expenses(3)                                                       0.48                     0.48                   0.48
Acquired Fund Fees and Expenses                                         None                     None                   None
Total Annual Fund Operating Expenses                                    1.08                     0.83                   0.83
Fee Waiver(4)                                                           0.15                     --                     --
Net Annual Fund Operating Expenses                                      0.93                     0.83                   0.83
------------------------------------------------------------- ----------------------- ------------------------ ---------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.
(3) Other Expenses have been restated to reflect the current expenses of the Fund.
(4) The distributor has contractually agreed to waive 0.15% of the Class A shares' Rule 12b-1 distribution plan payments. The waiver agreement is in effect through at least June 30, 2009.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in different classes of the fund with the cost of investing in other mutual funds.

     The expense example assumes you:

     (i)   invest $10,000 in the fund for the time periods indicated;
     (ii)  redeem all of your shares at the end of the periods indicated;
     (iii) earn a 5% return on your investment before operating expenses each year; and
     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR                    3 YEARS                    5 YEARS                   10 YEARS
----------------------- -------------------------- ------------------------- -------------------------- --------------------------
Class A                            $95                       $329                       $581                     $1,304
Class Y                             85                        265                        460                      1,025
Investor Class                      85                        265                        460                      1,025"
----------------------- -------------------------- ------------------------- -------------------------- --------------------------

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 3 of the prospectus:


"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     o You invest $10,000 in the fund and hold it for the entire 10-year period;
     o    Your investment has a 5% return before expenses each year;
     o The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed; and
     o    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A                                  YEAR 1      YEAR 2       YEAR 3      YEAR 4       YEAR 5
------------------------------------- ---------- ----------- ------------ ----------- ------------
Annual Expense Ratio(1)                   0.93%       1.08%        1.08%       1.08%        1.08%
Cumulative Return Before Expenses         5.00%      10.25%       15.76%      21.55%       27.63%
Cumulative Return After Expenses          4.07%       8.15%       12.39%      16.79%       21.37%
End of Year Balance                   $10,407.00 $10,814.95   $11,238.90  $11,679.47   $12,137.30
Estimated Annual Expenses                $94.89     $114.60      $119.09     $123.76      $128.61
------------------------------------- ---------- ----------- ------------ ----------- ------------

CLASS A                                   YEAR 6      YEAR 7       YEAR 8      YEAR 9      YEAR 10
------------------------------------- ----------- ----------- ------------ ----------- ------------
Annual Expense Ratio(1)                    1.08%       1.08%        1.08%       1.08%        1.08%
Cumulative Return Before Expenses         34.01%      40.71%       47.75%      55.13%       62.89%
Cumulative Return After Expenses          26.13%      31.08%       36.21%      41.55%       47.10%
End of Year Balance                   $12,613.08  $13,107.52   $13,621.33  $14,155.29   $14,710.17
Estimated Annual Expenses                $133.65     $138.89      $144.34     $149.99      $155.87
------------------------------------- ----------- ----------- ------------ ----------- ------------

CLASS Y                                  YEAR 1      YEAR 2       YEAR 3      YEAR 4       YEAR 5
------------------------------------- ---------- ----------- ------------ ----------- ------------
Annual Expense Ratio(1)                   0.83%       0.83%        0.83%       0.83%        0.83%
Cumulative Return Before Expenses         5.00%      10.25%       15.76%      21.55%       27.63%
Cumulative Return After Expenses          4.17%       8.51%       13.04%      17.75%       22.66%
End of Year Balance                   $10,417.00 $10,851.39   $11,303.89  $11,775.26   $12,266.29
Estimated Annual Expenses                $84.73      $88.26       $91.94      $95.78       $99.77
------------------------------------- ---------- ----------- ------------ ----------- ------------

CLASS Y                                   YEAR 6      YEAR 7       YEAR 8      YEAR 9      YEAR 10
------------------------------------- ----------- ----------- ------------ ----------- ------------
Annual Expense Ratio(1)                    0.83%       0.83%        0.83%       0.83%        0.83%
Cumulative Return Before Expenses         34.01%      40.71%       47.75%      55.13%       62.89%
Cumulative Return After Expenses          27.78%      33.11%       38.66%      44.44%       50.46%
End of Year Balance                   $12,777.80  $13,310.63   $13,865.68  $14,443.88   $15,046.19
Estimated Annual Expenses                $103.93     $108.27      $112.78     $117.48      $122.38
------------------------------------- ----------- ----------- ------------ ----------- ------------

INVESTOR CLASS                           YEAR 1      YEAR 2       YEAR 3      YEAR 4       YEAR 5
------------------------------------- ---------- ----------- ------------ ----------- ------------
Annual Expense Ratio(1)                   0.83%       0.83%        0.83%       0.83%        0.83%
Cumulative Return Before Expenses         5.00%      10.25%       15.76%      21.55%       27.63%
Cumulative Return After Expenses          4.17%       8.51%       13.04%      17.75%       22.66%
End of Year Balance                   $10,417.00 $10,851.39   $11,303.89  $11,775.26   $12,266.29
Estimated Annual Expenses                $84.73      $88.26       $91.94      $95.78       $99.77
------------------------------------- ---------- ----------- ------------ ----------- ------------

INVESTOR CLASS                            YEAR 6      YEAR 7       YEAR 8      YEAR 9      YEAR 10
------------------------------------- ----------- ----------- ------------ ----------- ------------
Annual Expense Ratio(1)                    0.83%       0.83%        0.83%       0.83%        0.83%
Cumulative Return Before Expenses         34.01%      40.71%       47.75%      55.13%       62.89%
Cumulative Return After Expenses          27.78%      33.11%       38.66%      44.44%       50.46%
End of Year Balance                   $12,777.80  $13,310.63   $13,865.68  $14,443.88   $15,046.19
Estimated Annual Expenses                $103.93     $108.27      $112.78     $117.48      $122.38
------------------------------------- ----------- ----------- ------------ ----------- ------------

(1)  Your actual expenses may be higher or lower than those shown."